EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Revenue	$ 7,100	$ 6,593	$ 8,203
Expenses	6,652	6,360	7,415
Share of net earnings from equity accounted investments	1,020	(749)	1,969
Net income (loss)	3,499	(2,058)	3,157
Other comprehensive income	1,004	414	323
Diplomat
Investments
Revenue			172
Expenses			181
Fair value gains (losses)			(6)
Share of net earnings from equity accounted investments			(13)
Net income (loss)			(15)
Other comprehensive income			0
Distributions received			73
BPREP
Investments
Revenue			0
Expenses			0
Fair value gains (losses)			0
Share of net earnings from equity accounted investments			0
Net income (loss)			0
Other comprehensive income			0
Distributions received			0
Other
Investments
Revenue	103	92	216
Expenses	174	186	251
Fair value gains (losses)	(8)	(39)	(10)
Share of net earnings from equity accounted investments	(50)	(90)	(11)
Net income (loss)	(72)	(135)	(42)
Other comprehensive income	949	(939)	50
Distributions received	0	0	31
Associates
Investments
Revenue	103	92	388
Expenses	174	186	432
Fair value gains (losses)	(8)	(39)	(16)
Share of net earnings from equity accounted investments	(50)	(90)	(24)
Net income (loss)	(72)	(135)	(57)
Other comprehensive income	949	(939)	50
Distributions received	0	0	104
Joint Ventures And Associates
Investments
Share of net earnings from equity accounted investments	1,020	(749)	1,969
Associates | Diplomat
Investments
Share of net earnings from equity accounted investments			0
Associates | BPREP
Investments
Share of net earnings from equity accounted investments			0
Associates | Other
Investments
Share of net earnings from equity accounted investments	7	(2)	3
Associates | Associates
Investments
Share of net earnings from equity accounted investments	7	(2)	3
Canary Wharf Joint Venture
Investments
Revenue	607	619	555
Expenses	453	377	320
Fair value gains (losses)	60	(713)	126
Share of net earnings from equity accounted investments	128	(226)	191
Net income (loss)	256	(452)	383
Other comprehensive income	2	(4)	(11)
Distributions received	2	4	9
Canary Wharf Joint Venture | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	42	19	22
Manhattan West, New York
Investments
Revenue	350	259	201
Expenses	225	179	136
Fair value gains (losses)	101	379	155
Share of net earnings from equity accounted investments	127	257	123
Net income (loss)	226	459	220
Other comprehensive income	72	(75)	(43)
Distributions received	48	221	42
Manhattan West, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Ala Moana
Investments
Revenue	241	269	300
Expenses	154	158	149
Fair value gains (losses)	121	(279)	758
Share of net earnings from equity accounted investments	104	(84)	455
Net income (loss)	208	(168)	909
Other comprehensive income	0	0	0
Distributions received	3	9	48
Ala Moana | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool A
Investments
Revenue	329	353	379
Expenses	220	230	214
Fair value gains (losses)	92	(543)	172
Share of net earnings from equity accounted investments	100	(210)	168
Net income (loss)	201	(420)	337
Other comprehensive income	0	0	0
Distributions received	0	0	6
BPYU JV Pool A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool B
Investments
Revenue	458	483	564
Expenses	347	356	350
Fair value gains (losses)	(46)	(601)	(50)
Share of net earnings from equity accounted investments	35	(240)	116
Net income (loss)	69	(470)	229
Other comprehensive income	0	0	0
Distributions received	0	0	0
BPYU JV Pool B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	4	4	65
Fashion Show, Las Vegas
Investments
Revenue	98	103	118
Expenses	54	56	57
Fair value gains (losses)	63	(46)	(112)
Share of net earnings from equity accounted investments	53	0	(26)
Net income (loss)	107	1	(51)
Other comprehensive income	0	0	0
Distributions received	8	8	15
Fashion Show, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Grace Building
Investments
Revenue	151	108	107
Expenses	86	95	84
Fair value gains (losses)	47	121	215
Share of net earnings from equity accounted investments	56	67	119
Net income (loss)	112	134	238
Other comprehensive income	0	0	0
Distributions received	27	123	0
Grace Building | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool C
Investments
Revenue	138	145	158
Expenses	88	80	73
Fair value gains (losses)	(13)	(222)	7
Share of net earnings from equity accounted investments	19	(78)	46
Net income (loss)	37	(157)	92
Other comprehensive income	0	0	0
Distributions received	2	6	10
BPYU JV Pool C | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool D
Investments
Revenue	80	71	0
Expenses	37	36	0
Fair value gains (losses)	121	(203)	(49)
Share of net earnings from equity accounted investments	78	(72)	8
Net income (loss)	164	(151)	15
Other comprehensive income	0	0	0
Distributions received	1	3	5
BPYU JV Pool D | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	17	64
Southern Cross East
Investments
Revenue	47	40	42
Expenses	9	6	6
Fair value gains (losses)	125	6	110
Share of net earnings from equity accounted investments	81	20	73
Net income (loss)	163	40	146
Other comprehensive income	0	0	0
Distributions received	16	18	5
Southern Cross East | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
The Grand Canal Shoppes, Las Vegas
Investments
Revenue	93	92	138
Expenses	75	84	73
Fair value gains (losses)	61	(18)	(44)
Share of net earnings from equity accounted investments	40	(5)	11
Net income (loss)	79	(10)	21
Other comprehensive income	0	0	0
Distributions received	0	0	21
The Grand Canal Shoppes, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
One Liberty Plaza, New York
Investments
Revenue	131	149	134
Expenses	81	88	84
Fair value gains (losses)	(21)	(34)	(25)
Share of net earnings from equity accounted investments	15	14	13
Net income (loss)	29	27	25
Other comprehensive income	29	(35)	(33)
Distributions received	7	21	9
One Liberty Plaza, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
680 George Street, Sydney
Investments
Revenue	38	36	36
Expenses	11	9	9
Fair value gains (losses)	75	3	47
Share of net earnings from equity accounted investments	51	15	37
Net income (loss)	102	30	74
Other comprehensive income	0	0	0
Distributions received	15	12	15
680 George Street, Sydney | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Brookfield Place Sydney
Investments
Revenue	27
Expenses	13
Fair value gains (losses)	53
Share of net earnings from equity accounted investments	17
Net income (loss)	67
Other comprehensive income	0
Distributions received	4
Brookfield Place Sydney | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0
The Mall in Columbia
Investments
Revenue	49	55	56
Expenses	28	33	29
Fair value gains (losses)	14	(58)	5
Share of net earnings from equity accounted investments	17	(18)	16
Net income (loss)	35	(36)	32
Other comprehensive income	0	0	0
Distributions received	0	0	0
The Mall in Columbia | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Shops at La Cantera, Texas
Investments
Revenue	0	11
Expenses	17	24
Fair value gains (losses)	43	(28)
Share of net earnings from equity accounted investments	31	(5)
Net income (loss)	62	(10)
Other comprehensive income	0	0
Distributions received	0	0
Shops at La Cantera, Texas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	36	31
BPYU JV Pool G
Investments
Revenue	44	48	53
Expenses	33	33	32
Fair value gains (losses)	9	(27)	50
Share of net earnings from equity accounted investments	14	(8)	48
Net income (loss)	20	(12)	71
Other comprehensive income	0	0	0
Distributions received	0	0	0
BPYU JV Pool G | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Potsdamer Platz
Investments
Revenue	73	79
Expenses	54	61
Fair value gains (losses)	83	25
Share of net earnings from equity accounted investments	25	11
Net income (loss)	102	43
Other comprehensive income	0	0
Distributions received	0	0
Potsdamer Platz | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Baybrook Mall, Texas
Investments
Revenue	39	40	45
Expenses	25	26	26
Fair value gains (losses)	1	(134)	204
Share of net earnings from equity accounted investments	8	(61)	114
Net income (loss)	15	(120)	223
Other comprehensive income	0	0	0
Distributions received	0	0	0
Baybrook Mall, Texas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Brazil Retail
Investments
Revenue	28	28	59
Expenses	16	12	54
Fair value gains (losses)	36	(22)	157
Share of net earnings from equity accounted investments	22	(3)	75
Net income (loss)	48	(6)	162
Other comprehensive income	0	0	0
Distributions received	9	5	39
Brazil Retail | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
D.C. Fund
Investments
Revenue	107	115	125
Expenses	76	80	82
Fair value gains (losses)	(68)	(89)	(50)
Share of net earnings from equity accounted investments	(19)	(27)	(4)
Net income (loss)	(37)	(54)	(7)
Other comprehensive income	1	(1)	0
Distributions received	13	0	0
D.C. Fund | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool F
Investments
Revenue	36	37	39
Expenses	20	7	17
Fair value gains (losses)	5	(64)	178
Share of net earnings from equity accounted investments	11	(18)	102
Net income (loss)	21	(34)	200
Other comprehensive income	0	0	0
Distributions received	0	0	0
BPYU JV Pool F | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Miami Design District
Investments
Revenue	84	65	72
Expenses	75	88	67
Fair value gains (losses)	(36)	(51)	(234)
Share of net earnings from equity accounted investments	(6)	(16)	(51)
Net income (loss)	(27)	(74)	(229)
Other comprehensive income	0	0	0
Distributions received	0	0	0
Miami Design District | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Other
Investments
Revenue	1,122	1,063	1,746
Expenses	1,118	832	1,217
Fair value gains (losses)	105	(7)	349
Share of net earnings from equity accounted investments	63	28	359
Net income (loss)	162	237	889
Other comprehensive income	271	8	(17)
Distributions received	17	188	142
Other | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	53	13	11
Joint ventures
Investments
Revenue	4,370	4,268	4,927
Expenses	3,315	2,950	3,079
Fair value gains (losses)	1,031	(2,605)	1,969
Share of net earnings from equity accounted investments	1,070	(659)	1,993
Net income (loss)	2,221	(1,203)	3,979
Other comprehensive income	375	(107)	(104)
Distributions received	172	618	366
Joint ventures | Joint Ventures And Associates
Investments
Revenue	4,473	4,360	5,315
Expenses	3,489	3,136	3,511
Fair value gains (losses)	1,023	(2,644)	1,953
Share of net earnings from equity accounted investments	142	82	165
Net income (loss)	2,149	(1,338)	3,922
Other comprehensive income	1,324	(1,046)	(54)
Distributions received	172	618	470
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	$ 135	$ 84	$ 162